COMMITMENTS AND CONTINGENCIES - Long-term borrowings (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jul. 19, 2017	Jul. 31, 2017	Mar. 31, 2017	Jun. 06, 2016
Future minimum principal payments related to long-term borrowings
2018			$ 111,299
2019			101,697
Total			$ 212,996
Minimum | ADS | Proposals to a going private transaction
Contingencies
Share price (in dollars per share)				$ 20.00
Minimum | Common | Proposals to a going private transaction
Contingencies
Share price (in dollars per share)				40.00
Maximum | ADS | Proposals to a going private transaction
Contingencies
Share price (in dollars per share)				25.00
Maximum | Common | Proposals to a going private transaction
Contingencies
Share price (in dollars per share)				$ 50.00
Subsequent event | Healthcare investment ("funds")
Healthcare investment funds
Purchase price of the medical service centers invested by the funds, percentage add to the original investment costs	15.00%	15.00%